ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 18, 2022 USD ($) $ / shares shares	Dec. 24, 2021 USD ($) shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 04, 2021 shares	Sep. 24, 2021 CNY (¥)	Aug. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Sep. 24, 2021 $ / shares
ORDINARY SHARES
Common shares, shares authorized			5,000,000,000				5,000,000,000	5,000,000,000
Common shares, par value (in dollars per share) | $ / shares							$ 0.00001	$ 0.00001
Value of shares issued | $									$ 311,770
Number of shares redesignated from ordinary shares								5,332,827
Re-designation of ordinary share into preferred shares | $								$ 23,650
Percentage of equity interest acquired							100.00%
Total consideration | $							$ 5,059	$ 3,114
Common shares, shares issued							474,621,603	474,621,603
Common shares, shares outstanding							474,621,603	474,621,603
Common Stock, Authorized Price per Share | $ / shares			$ 0.00001							$ 50
Series PreA Redeemable Convertible Preferred Shares [Member] | Pre A Investor B
ORDINARY SHARES
Number of shares redesignated from ordinary shares	5,332,827
Number of per shares redesignated from ordinary shares | $ / shares	$ 4.43
Re-designation of ordinary share into preferred shares | $	$ 23,650
Lotus Technology International Investment Limited
ORDINARY SHARES
Value of shares issued | $			$ 67,566
Geely holding | Lotus Technology International Investment Limited
ORDINARY SHARES
Ownership interest held (as a percent)			100.00%
Etika | Lotus Technology International Investment Limited
ORDINARY SHARES
Value of shares issued | $		$ 116,041
Founders Offshore Vehicle
ORDINARY SHARES
Number of shares issued						191,981,772
Price per share | $ / shares						$ 0.70
Value of shares issued | $						$ 133,683
Lotus Technology International Investment Limited
ORDINARY SHARES
Number of shares issued			95,990,886				95,990,886
Price per share | $ / shares			$ 0.70
Percentage of equity interest acquired			100.00%
WFOE | Geely holding
ORDINARY SHARES
Percentage of equity interest acquired					22.22%
WFOE | Etika
ORDINARY SHARES
Percentage of equity interest acquired					33.33%
Total consideration			$ 100,690		¥ 650,100
Etika
ORDINARY SHARES
Number of shares issued			143,986,329
Lotus HK
ORDINARY SHARES
Percentage of equity interest acquired			100.00%
LGIL
ORDINARY SHARES
Number of shares issued		47,995,443		47,995,443